Investment Strategy	Mar. 31, 2026
Cohen and Steers Real Estate Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objective by investing in publicly traded real estate securities.The Fund is actively managed, and the Advisor and the Fund’s sub-investment advisors, Cohen & Steers Asia Limited (“CNS Asia”) and Cohen & Steers UK Limited (“CNS UK,” together with CNS Asia, the “Subadvisors”), adhere to a bottom-up, relative value investment process when selecting securities. To guide the portfolio construction process, the Advisor and Subadvisors utilize a proprietary valuation model that quantifies relative valuation of real estate securities based on factors including price-to-net asset value, cash flow multiple/growth ratios and a dividend discount model (“DDM”). Analysts incorporate both quantitative and qualitative considerations in their price-to-net asset value, cash flow, growth and DDM estimates. The company research process includes an evaluation of commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions. The Fund will not seek to achieve specific environmental, social and governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision making. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing common stocks and other equity securities issued by real estate companies, such as real estate investment trusts (“REITs”) and similar REIT-like entities.Real estate equity securities include common stocks, preferred stocks and other equity securities issued by real estate companies. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund may invest without limit in shares of REITs. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund will concentrate its investments (i.e., hold at least 25% of its net assets) in securities of issuers in the real estate industry. The Fund retains the ability to invest in real estate companies of any market capitalization. Under normal conditions, the Fund will invest at least 5%, and no more than 25%, of its total assets in securities of foreign issuers (including emerging market issuers) which meet the same criteria for investment as domestic companies, including investments in such companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary use of foreign currency transactions will be to reduce the foreign currency risk inherent in the Fund’s investments. The Fund may also invest up to 20% of its total assets in debt securities issued or guaranteed by real estate and other companies. Such debt securities may be of any maturity or credit rating, including investment grade securities, below investment grade securities and unrated securities. Below investment grade quality securities are commonly referred to as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. The Fund may also invest in other investment companies, including open-end funds, closed-end funds, ETFs and other types of pooled investment funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objective by investing in publicly traded real estate securities.A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is actively managed, and the Advisor and the Fund’s sub-investment advisors, Cohen & Steers Asia Limited (“CNS Asia”) and Cohen & Steers UK Limited (“CNS UK,” together with CNS Asia, the “Subadvisors”), adhere to a bottom-up, relative value investment process when selecting securities. To guide the portfolio construction process, the Advisor and Subadvisors utilize a proprietary valuation model that quantifies relative valuation of real estate securities based on factors including price-to-net asset value, cash flow multiple/growth ratios and a dividend discount model (“DDM”). Analysts incorporate both quantitative and qualitative considerations in their price-to-net asset value, cash flow, growth and DDM estimates. The company research process includes an evaluation of commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing common stocks and other equity securities issued by real estate companies, such as real estate investment trusts (“REITs”) and similar REIT-like entities.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold at least 25% of its net assets) in securities of issuers in the real estate industry.
Cohen and Steers Preferred and Income Opportunities Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objective primarily by investing in issues of preferred and other income securities believed to be undervalued relative to credit quality and other investment characteristics.In making this determination, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or other income securities within that structure. In evaluating relative value, the Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. The Fund will not seek to achieve specific environmental, social or governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and other income securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; contingent capital securities (“CoCos”); and securities of other investment companies that invest primarily in preferred or other income securities as described herein. To the extent the Fund invests in securities of other investment companies, the Fund will consider the investments of these funds, to the extent known by the Fund, in determining compliance with this policy. The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) (referred to as Rule 144A Securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act. The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance industries. From time to time, the Fund may have 25% or more of its net assets invested in any one of these industries. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund’s investments across various sectors and industries. The Fund expects to invest at least 40% of its assets in preferred and other income securities issued by companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S. The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The Fund may also invest up to 15% of its net assets in securities issued by companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund’s investments in securities of non-U.S. companies may be non-U.S. dollar denominated. The Fund typically intends to hedge currency exposure back to the U.S. dollar. The Fund may invest in preferred and other income securities of any maturity or credit rating, including investment grade securities, below investment grade securities and unrated securities. Although not required to do so, the Fund will generally seek to invest at least 50% of its net assets in securities rated investment grade at the time of purchase and may invest up to 50% of its net assets in securities rated below investment grade at the time of purchase. A security will be considered to be investment grade if it is rated as such by one nationally recognized statistical rating organization (“NRSRO”) (for example minimum Baa3 or BBB- by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), respectively) or, if unrated, is judged to be investment grade by the Advisor. Below investment grade quality securities are commonly referred to as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. In evaluating unrated securities, the Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. The maturities of debt securities in which the Fund will invest generally will be longer-term (ten years or more); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term debt securities. The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation (subject to applicable law), including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions such as foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary uses of derivative contracts will be to enter into interest rate and currency hedging transactions in order to manage the interest rate and foreign currency risk inherent in the Fund’s investments and to enter into total return swaps to manage credit risk. The Fund may also invest in other investment companies, including open-end funds, closed-end funds, ETFs and other types of pooled investment funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objective primarily by investing in issues of preferred and other income securities believed to be undervalued relative to credit quality and other investment characteristics.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In making this determination, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or other income securities within that structure. In evaluating relative value, the Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. The Fund will not seek to achieve specific environmental, social or governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and other income securities issued by U.S. and non-U.S. companies, including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; contingent capital securities (“CoCos”); and securities of other investment companies that invest primarily in preferred or other income securities as described herein.
Strategy Portfolio Concentration [Text]	The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance industries. From time to time, the Fund may have 25% or more of its net assets invested in any one of these industries.
Cohen and Steers Natural Resources Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objective by investing in securities of natural resource companies (as described in greater detail below).The Fund is actively managed by the Advisor, which combines top-down and bottom-up analysis in evaluating particular investments. The Advisor’s portfolio construction process takes into account risk-parity at the sector-level, meaning that the Advisor generally seeks to provide the Fund with similar risk contributions, across the major three natural resource sectors: (i) metals and mining, which includes precious and non-precious metals and minerals; (ii) energy, which includes traditional and renewable sources; and (iii) agriculture, which includes chemicals, timber, farming and related machinery. The Fund will not seek to achieve specific environmental, social and governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of natural resource companies, which the Advisor defines as companies which are engaged in the business of holding natural resource assets or earning revenues which are derived from natural resources, or which otherwise form part of the value chain of natural resource industries, which includes the exploration, mining, extraction, production, processing, storage or transportation of natural resources or otherwise developing or providing goods and services that are related to natural resources, such as manufactures of equipment used for the foregoing.The Advisor considers natural resources to include precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or iron ore), minerals, traditional energy sources (e.g., oil, natural gas or coal), renewable energy sources (e.g., wind, solar, biomass, geothermal or hydroelectric), timber and forestry products, food and agricultural products (e.g., fertilizer), farm machinery and chemicals.The Fund will concentrate its investments (i.e., hold at least 25% of its net assets) in securities of natural resource companies. The Fund may invest in securities of natural resource companies of any market capitalization. The Fund will invest primarily in common stock and other equity securities, but may also invest in debt securities, preferred securities and other securities or financial instruments. The Fund’s investments in equity securities may include common stocks, American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”), foreign stocks which may be denominated in foreign currencies and traded outside of the U.S., private investments in public equity (“PIPEs”), private placements and master limited partnerships (“MLPs”). The Fund may also invest in commodities and commodity derivatives, whether directly or indirectly through investments in other ETFs or other funds registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund may participate in the initial public offering (“IPO”) market of securities. The Fund may invest in the securities of U.S. and non-U.S. companies, including companies located in emerging markets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objective by investing in securities of natural resource companies (as described in greater detail below).The Advisor considers natural resources to include precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or iron ore), minerals, traditional energy sources (e.g., oil, natural gas or coal), renewable energy sources (e.g., wind, solar, biomass, geothermal or hydroelectric), timber and forestry products, food and agricultural products (e.g., fertilizer), farm machinery and chemicals.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is actively managed by the Advisor, which combines top-down and bottom-up analysis in evaluating particular investments. The Advisor’s portfolio construction process takes into account risk-parity at the sector-level, meaning that the Advisor generally seeks to provide the Fund with similar risk contributions, across the major three natural resource sectors: (i) metals and mining, which includes precious and non-precious metals and minerals; (ii) energy, which includes traditional and renewable sources; and (iii) agriculture, which includes chemicals, timber, farming and related machinery. The Fund will not seek to achieve specific environmental, social and governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of natural resource companies, which the Advisor defines as companies which are engaged in the business of holding natural resource assets or earning revenues which are derived from natural resources, or which otherwise form part of the value chain of natural resource industries, which includes the exploration, mining, extraction, production, processing, storage or transportation of natural resources or otherwise developing or providing goods and services that are related to natural resources, such as manufactures of equipment used for the foregoing.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold at least 25% of its net assets) in securities of natural resource companies.
Cohen & Steers Short Duration Preferred and Income Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objectives primarily by investing in issues of preferred and other income securities, with a focus on short duration investment grade, institutional preferred securities that offer the potential for tax-efficient income.The Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or other income securities within that structure. The Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. In assessing duration, the Advisor considers potential changes to interest rates, and a security’s yield, coupon payments (including the frequency of coupon resets, if applicable), price and par value and call features, in addition to the amount of time until the security matures. The Fund will not seek to achieve specific environmental, social or governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and other income securities issued by U.S. and non-U.S. companies, which may be either exchange-traded or over-the-counter (“OTC”) including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; contingent capital securities (“CoCos”); and securities of other open-end funds, closed-end funds or ETFs that invest primarily in preferred or other income securities, as described herein. To the extent the Fund invests in securities of other investment companies, the Fund will consider the investments of these funds, to the extent known by the Fund, in determining compliance with this policy. The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) (referred to as Rule 144A Securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act. Under normal market conditions, the Fund will invest at least 25% of its assets in securities of issuers in the utilities and financials sectors, collectively. The financials sector is comprised of the bank, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance industries. From time to time, the Fund may have 25% or more of its net assets invested in any one of these industries. The utilities sector is comprised of companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; independent power and renewable electricity producers; and companies with public utility operations. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund’s investments across various sectors and industries. Under normal market conditions, the Fund seeks to target a weighted average modified duration of less than three years and is managed to seek to help reduce volatility associated with changes in interest rates. However, the Fund’s duration may be longer than three years depending on market conditions and other factors. For example, extreme market movements could cause the durations of certain securities owned by the Fund to fluctuate, potentially extending the Fund’s duration beyond three years. The Fund may also attempt to manage the Fund’s duration by entering into derivatives transactions, including, among others, interest rate swaps. Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Modified duration (“duration”) is a more precise measure of a security’s sensitivity to interest rates (or yields) compared to its term to maturity. Prices of securities with higher durations are usually more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration incorporates certain characteristics of a security, such as the security’s yield, coupon payments (including the frequency of coupon resets, if applicable), price and par value, final maturity (if any) and call features, into one measure. The Fund expects to invest at least 40% of its assets in preferred and other income securities issued by companies organized or located outside the U.S. or doing a substantial amount of business outside of the U.S. The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The Fund may also invest up to 15% of its net assets in securities issued by companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund’s investments in securities of non-U.S. companies may be non-U.S. dollar denominated. The Fund typically intends to hedge currency exposure back to the U.S. dollar. The Fund may invest in preferred and other income securities of any maturity or credit rating, including investment grade securities, below investment grade securities and unrated securities. Although not required to do so, the Fund will generally seek to invest at least 50% of its net assets in securities rated investment grade at the time of purchase and may invest up to 50% of its net assets in securities rated below investment grade at the time of purchase. A security will be considered to be investment grade if it is rated as such by one nationally recognized statistical rating organization (“NRSRO”) (for example minimum Baa3 or BBB- by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), respectively) or, if unrated, is judged to be investment grade by the Advisor. Below investment grade quality securities are commonly referred to as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. In evaluating unrated securities, the Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation (subject to applicable law), including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions such as foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary uses of derivative contracts will be to enter into interest rate and currency hedging transactions in order to manage the interest rate and foreign currency risk inherent in the Fund’s investments and to enter into total return swaps to manage credit risk. The Fund may also invest in other investment companies, including open-end funds, closed-end funds, ETFs and other types of pooled investment funds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objectives primarily by investing in issues of preferred and other income securities, with a focus on short duration investment grade, institutional preferred securities that offer the potential for tax-efficient income.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or other income securities within that structure. The Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. In assessing duration, the Advisor considers potential changes to interest rates, and a security’s yield, coupon payments (including the frequency of coupon resets, if applicable), price and par value and call features, in addition to the amount of time until the security matures. The Fund will not seek to achieve specific environmental, social or governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and other income securities issued by U.S. and non-U.S. companies, which may be either exchange-traded or over-the-counter (“OTC”) including traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; contingent capital securities (“CoCos”); and securities of other open-end funds, closed-end funds or ETFs that invest primarily in preferred or other income securities, as described herein.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 25% of its assets in securities of issuers in the utilities and financials sectors, collectively. The financials sector is comprised of the bank, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance industries. From time to time, the Fund may have 25% or more of its net assets invested in any one of these industries.
Cohen & Steers Infrastructure Opportunities Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objective primarily by investing in a high conviction portfolio of global common stocks and other equity securities issued by infrastructure companies.The Fund is actively managed, and the Advisor and the Fund’s sub-investment advisors, Cohen & Steers Asia Limited (“CNS Asia”) and Cohen & Steers UK Limited (“CNS UK,” together with CNS Asia, the “Subadvisors”), rely on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return through a combination of current income and capital appreciation. The Advisor and Subadvisors review each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position and dividend payout ratio. The Advisor and Subadvisors utilize a value-oriented approach, and evaluate each company’s valuation on the basis of relative price/cash flow and price/earnings multiples, earnings growth rate, dividend yield, and price/book value, among other metrics. Under normal market conditions, the Fund intends to hold a small number of securities. The Fund will not seek to achieve specific environmental, social or governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of companies involved in utilities, transportation, energy, communications, and other infrastructure companies that provide infrastructure-related goods and services, including suppliers and facilitators, which may include digital, social and infrastructure development companies. These equity securities can consist of common stocks; rights or warrants to purchase common stocks; securities convertible into common stocks where the conversion feature represents, in the Advisor’s or a Subadvisor’s view, a significant element of the securities’ value. The Fund may also invest in preferred stocks; equity units; initial public offerings (“IPOs”) of equity securities; and private investments in public equity (“PIPEs”). The Fund may invest in infrastructure securities that in certain instances are structured as Real Estate Investment Trusts (“REITs”). The Fund may invest without limit in securities of non-U.S. companies. The Fund will invest substantially in companies in developed countries, but may invest up to 25% of its net assets in securities of companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. Accordingly, the Fund will hold securities and instruments denominated in non-U.S. currencies, or sponsored and unsponsored depositary receipts for such securities. Infrastructure companies are companies that derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development, servicing or financing of assets used in connection with: the generation, production, transmission transportation, storage, sale or distribution of electric energy, natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, coal or other energy sources including nuclear and renewables; the distribution, purification and treatment of water and waste management and remediation; provision of communications services, including cable television, internet, wireless voice, data services, video services, satellite, microwave, radio, telephone data centers, cellular networks, fiber optics and cabling and other communications media; or the provision of transportation services, including toll roads, airports, railroads or marine ports; social infrastructure involved in essential services such as healthcare, education and civic systems, facilities and services; and companies involved in the construction, engineering and production of materials. Infrastructure companies also include companies organized as master limited partnerships (“MLPs”) and their affiliates.The Fund will invest primarily in common stock and other equity securities, but may also invest in debt securities, preferred securities and other securities or financial instruments. The Fund’s investments in equity securities may include common stocks, American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”), foreign stocks which may be denominated in foreign currencies and traded outside of the U.S., PIPEs, private placements and MLPs. The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) (referred to as Rule 144A Securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act.The Fund may invest up to 20% of its net assets in preferred securities and other fixed-income securities, including preferred stock, hybrid-preferred securities, corporate debt obligations and debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest up to 20% of its net assets in below investment grade securities. A security will be considered to be investment grade if it is rated as such by one nationally recognized statistical rating organization (for example, minimum Baa3 or BBB- by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), respectively) or, if unrated, is judged to be investment grade by the Advisor or a Subadvisor. Below investment grade quality securities, or securities that are unrated but judged to be below investment grade by the Advisor, are commonly referred to as “high yield” or “junk” securities. The Fund has adopted a fundamental policy (which cannot be changed without shareholder approval) whereby the Fund may not invest more than 25% of its net assets in securities of issuers in any one industry, except that the Fund will, under normal circumstances, invest at least 25% of its net assets in securities of infrastructure companies, provided that this limitation shall exclude securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. The Fund may, but is not required to, use derivative instruments to seek to generate returns, facilitate portfolio management and mitigate risks. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary use of foreign currency transactions will be to reduce the foreign currency risk inherent in the Fund’s investments.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an exchange-traded fund (“ETF”) that pursues its objective primarily by investing in a high conviction portfolio of global common stocks and other equity securities issued by infrastructure companies.Infrastructure companies are companies that derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development, servicing or financing of assets used in connection with: the generation, production, transmission transportation, storage, sale or distribution of electric energy, natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, coal or other energy sources including nuclear and renewables; the distribution, purification and treatment of water and waste management and remediation; provision of communications services, including cable television, internet, wireless voice, data services, video services, satellite, microwave, radio, telephone data centers, cellular networks, fiber optics and cabling and other communications media; or the provision of transportation services, including toll roads, airports, railroads or marine ports; social infrastructure involved in essential services such as healthcare, education and civic systems, facilities and services; and companies involved in the construction, engineering and production of materials. Infrastructure companies also include companies organized as master limited partnerships (“MLPs”) and their affiliates.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is actively managed, and the Advisor and the Fund’s sub-investment advisors, Cohen & Steers Asia Limited (“CNS Asia”) and Cohen & Steers UK Limited (“CNS UK,” together with CNS Asia, the “Subadvisors”), rely on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return through a combination of current income and capital appreciation. The Advisor and Subadvisors review each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position and dividend payout ratio. The Advisor and Subadvisors utilize a value-oriented approach, and evaluate each company’s valuation on the basis of relative price/cash flow and price/earnings multiples, earnings growth rate, dividend yield, and price/book value, among other metrics. Under normal market conditions, the Fund intends to hold a small number of securities. The Fund will not seek to achieve specific environmental, social or governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy.The Fund will invest primarily in common stock and other equity securities, but may also invest in debt securities, preferred securities and other securities or financial instruments. The Fund’s investments in equity securities may include common stocks, American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”), foreign stocks which may be denominated in foreign currencies and traded outside of the U.S., PIPEs, private placements and MLPs. The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) (referred to as Rule 144A Securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and non-U.S. common stocks and other equity securities issued by infrastructure companies, which consist of companies involved in utilities, transportation, energy, communications, and other infrastructure companies that provide infrastructure-related goods and services, including suppliers and facilitators, which may include digital, social and infrastructure development companies.